Business Combination (Details) - Schedule of reconciles the elements of the business combination and PIPE Investment $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciles the elements of the business combination and PIPE Investment [Abstract]
Cash – Alussa trust and cash, net of redemptions	$ 104,535
Cash – PIPE Investment	600,000
Less: Non-cash net liabilities assumed from Alussa	(26,129)
Less: Transaction costs	(60,386)
Net Business Combination and PIPE Investment	618,020
Add back: Non-cash net liabilities assumed from Alussa	26,129
Add: Accrued transaction costs	353
Net cash contribution from Business Combination and PIPE	$ 644,502